MUZINICH CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited)

Principal
Amount†		Value
CORPORATE BONDS: 90.8%
Airlines: 0.8%
	Emirates Airline
1,991,399	4.500%, 2/6/25	$1,993,888
	Korean Air Lines Co Ltd
995,000	5.875%, 3/6/21	1,006,047
		2,999,935
Automotive & Auto Parts: 1.6%
	Ford Motor Credit Co LLC
2,115,000	3.157%, 8/4/20	2,100,429
	Kia Motors Corp
470,000	3.250%, 4/21/26	452,081
570,000	3.500%, 10/25/27	548,155
	Panther BF Aggregator 2 LP / Panther Finance Co Inc
875,000	6.250%, 5/15/26 [1]	894,688
	ZF North America Capital Inc
2,138,000	4.000%, 4/29/20 [1]	2,139,520
		6,134,873
Banking: 11.1%
	Ally Financial Inc
1,000,000	3.750%, 11/18/19	1,005,000
2,000,000	4.250%, 4/15/21	2,032,500
	Banco de Credito del Peru
980,000	4.250%, 4/1/23	1,006,950
	Banco do Brasil SA
1,200,000	4.750%, 3/20/24	1,204,800
	Bank of Ireland
EUR 2,000,000	4.250% (5 Year Swap Rate EUR + 3.550%), 6/11/24 [3]	2,259,493
	Bank of New Zealand
2,050,000	3.500%, 2/20/24	2,077,841
	BPCE SA
EUR 1,850,000	12.500% (3 Month EURIBOR + 13.130%), 9/30/19 [4,5]	2,201,169
	Caixa Geral de Depositos SA
EUR 800,000	5.750% (5 Year Swap Rate EUR + 5.500%), 6/28/28 [3]	954,535
	CBQ Finance Ltd
1,875,000	7.500%, 11/18/19	1,920,581
	Commonwealth Bank of Australia
1,370,000	3.350%, 6/4/24	1,389,885
	Cooperatieve Rabobank UA
2,600,000	11.000% (3 Month LIBOR USD + 10.868%), 6/30/19 [4,5]	2,658,500
	Credit Suisse AG
EUR 1,000,000	5.750% (5 Year Swap Rate EUR + 4.000%), 9/18/25 [3]	1,203,587
	DBS Group Holdings Ltd
EUR 872,000	1.500% (5 Year Swap Rate EUR + 1.200%), 4/11/23 [3]	978,529
	Erste Group Bank AG
1,000,000	5.500% (5 Year Swap Rate USD + 3.766%), 5/26/25 [3]	1,018,312
	Global Bank Corp
900,000	5.125%, 10/30/19	912,375
	Goldman Sachs Group Inc/The
4,000,000	3.625%, 2/20/24	4,043,205
2,800,000	4.000%, 3/3/24	2,889,531
	HSBC Bank Capital Funding Sterling 2 LP
GBP 1,125,000	5.862% (6 Month LIBOR GBP + 1.850%), 4/7/20 [4,5]	1,513,893
	ICBC Standard Bank PLC
1,021,000	8.125%, 12/2/19	1,049,037
	Industrial & Commercial Bank of China Ltd
940,000	4.875%, 9/21/25	993,227
	Itau Unibanco Holding SA
963,000	5.125%, 5/13/23	993,334
	JPMorgan Chase & Co
1,550,000	3.509% (3 Month LIBOR USD + 0.945%), 1/23/29 [3]	1,540,776
	Morgan Stanley
2,000,000	3.772% (3 Month LIBOR USD + 1.140%), 1/24/29 [3]	2,008,994
	National Australia Bank Ltd
EUR 1,000,000	2.000% (5 Year Swap Rate EUR + 1.650%), 11/12/24 [3]	1,131,126
	Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB
938,000	4.630%, 9/26/22	977,621
	Shinhan Bank Co Ltd
965,000	3.875%, 11/5/23	996,764
	Societe Generale SA
EUR 1,600,000	9.375% (3 Month EURIBOR + 8.901%), 9/4/19 [4,5]	1,865,075
	State Bank of India
985,000	4.375%, 1/24/24	1,011,614
		43,838,254
Broadcasting: 3.1%
	Discovery Communications LLC
1,100,000	3.300%, 5/15/22	1,105,394
2,275,000	2.950%, 2/20/23	2,254,722
2,300,000	3.950%, 3/20/28	2,236,840
	Lions Gate Capital Holdings LLC
1,100,000	6.375%, 2/1/24 [1]	1,155,000
	Nexstar Broadcasting Inc
725,000	5.875%, 11/15/22	745,844
	Sinclair Television Group Inc
1,375,000	5.375%, 4/1/21	1,378,437
	Sirius XM Radio Inc
1,025,000	6.000%, 7/15/24 [1]	1,066,000
1,106,000	3.875%, 8/1/22 [1]	1,103,235
	Tribune Media Co
1,100,000	5.875%, 7/15/22	1,128,188
		12,173,660
Building Materials: 1.2%
	CEMEX Finance LLC
961,000	6.000%, 4/1/24	992,233
	Cemex SAB de CV
EUR 900,000	3.125%, 3/19/26	1,015,556
	Sherwin-Williams Co
2,700,000	3.450%, 6/1/27	2,655,116
		4,662,905
Cable/Satellite TV: 5.7%
	CCO Holdings LLC / CCO Holdings Capital Corp
1,825,000	5.250%, 3/15/21	1,834,134
1,000,000	5.000%, 2/1/28 [1]	988,650
	Charter Communications Operating LLC / Charter Communications Operating Capital
2,625,000	5.050%, 3/30/29	2,768,409
3,750,000	5.750%, 4/1/48	3,923,061
	Comcast Corp
2,500,000	4.700%, 10/15/48	2,714,249
2,625,000	4.950%, 10/15/58	2,899,587
	CSC Holdings LLC
2,000,000	10.875%, 10/15/25 [1]	2,314,000
	Midcontinent Communications / Midcontinent Finance Corp
2,000,000	6.875%, 8/15/23 [1]	2,090,575
	Sky Ltd
2,800,000	3.750%, 9/16/24 [1]	2,901,553
		22,434,218
Capital Goods: 0.8%
	CK Hutchison Europe Finance 18 Ltd
EUR 1,615,000	1.250%, 4/13/25	1,842,299
	Colfax Corp
225,000	6.375%, 2/15/26 [1]	239,765
	Wabtec Corp
1,000,000	4.400%, 3/15/24	1,017,196
		3,099,260
Chemicals: 1.9%
	Blue Cube Spinco LLC
2,075,000	9.750%, 10/15/23	2,313,625
	Braskem Netherlands Finance BV
1,460,000	4.500%, 1/10/28	1,424,960
	CF Industries Inc
2,800,000	3.400%, 12/1/21 [1]	2,801,325
	Reliance Holding USA Inc
920,000	5.400%, 2/14/22	965,427
		7,505,337
Consumer-Products: 0.2%
	Spectrum Brands Inc
896,000	6.625%, 11/15/22	918,848

Containers: 2.1%
	Ball Corp
EUR 1,600,000	3.500%, 12/15/20	1,894,494
	Berry Global Inc
975,000	5.125%, 7/15/23	994,792
2,000,000	5.500%, 5/15/22	2,037,500
775,000	6.000%, 10/15/22	800,188
	OI European Group BV
EUR 850,000	6.750%, 9/15/20	1,044,543
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
1,550,572	5.750%, 10/15/20	1,554,449
		8,325,966
Diversified Financial Services: 2.4%
	Grupo de Inversiones Suramericana SA
1,500,000	5.500%, 4/29/26	1,601,250
	Kuwait Projects Co SPC Ltd
900,000	9.375%, 7/15/20	964,724
	Lincoln Finance Ltd
EUR 900,000	6.875%, 4/15/21	1,030,418
	MDC-GMTN BV
2,125,000	4.500%, 11/7/28	2,273,750
	Springleaf Finance Corp
950,000	6.000%, 6/1/20	980,875
1,000,000	7.750%, 10/1/21	1,081,250
	Synchrony Financial
1,475,000	3.700%, 8/4/26	1,391,111
		9,323,378
Diversified Media: 3.4%
	Clear Channel International BV
2,000,000	8.750%, 12/15/20 [1]	2,062,500
	Clear Channel Worldwide Holdings Inc
2,000,000	6.500%, 11/15/22	2,057,500
	Fox Corp
2,900,000	4.030%, 1/25/24 [1]	3,008,064
	Lamar Media Corp
1,175,000	5.750%, 2/1/26 [1]	1,232,281
	Myriad International Holdings BV
960,000	5.500%, 7/21/25	1,029,408
	Outfront Media Capital LLC / Outfront Media Capital Corp
2,150,000	5.625%, 2/15/24	2,214,500
	TEGNA Inc
1,750,000	5.125%, 7/15/20	1,756,563
		13,360,816
Energy: 13.0%
	Andeavor Logistics LP / Tesoro Logistics Finance Corp
1,575,000	6.375%, 5/1/24	1,655,719
905,000	5.250%, 1/15/25	940,260
	Antero Resources Corp
1,000,000	5.375%, 11/1/21	1,007,500
	Concho Resources Inc
2,991,000	4.375%, 1/15/25	3,075,720
	CrownRock LP / CrownRock Finance Inc
1,000,000	5.625%, 10/15/25 [1]	963,750
	Delek & Avner Tamar Bond Ltd
800,000	4.435%, 12/30/20 [1]	807,348
	Energy Transfer Operating LP
1,000,000	4.250%, 3/15/23	1,026,510
1,350,000	5.250%, 4/15/29	1,448,935
1,975,000	6.250%, 4/15/49	2,215,319
	Gazprom OAO Via Gaz Capital SA
EUR 900,000	2.949%, 1/24/24	1,047,245
	Indian Oil Corp Ltd
1,260,000	4.750%, 1/16/24	1,300,425
	KazMunayGas National Co JSC
980,000	5.375%, 4/24/30	1,029,881
	Kinder Morgan Energy Partners LP
950,000	4.300%, 5/1/24	992,977
	Lukoil International Finance BV
965,000	4.563%, 4/24/23	984,329
	MOL Hungarian Oil & Gas PLC
EUR 805,000	2.625%, 4/28/23	960,540
	MPLX LP
1,925,000	4.000%, 2/15/25	1,962,487
2,625,000	4.800%, 2/15/29	2,765,744
	Pertamina Persero PT
1,000,000	4.300%, 5/20/23	1,030,752
	Petrobras Global Finance BV
1,995,000	5.750%, 2/1/29	1,981,035
	Petroleos Mexicanos
1,200,000	4.500%, 1/23/26	1,118,760
	Plains All American Pipeline LP / PAA Finance Corp
1,125,000	5.750%, 1/15/20	1,147,956
350,000	3.650%, 6/1/22	352,356
3,300,000	3.850%, 10/15/23	3,333,369
3,475,000	3.600%, 11/1/24	3,465,449
	Sabine Pass Liquefaction LLC
1,475,000	5.625%, 2/1/21 [2]	1,532,516
1,300,000	5.625%, 4/15/23	1,409,742
2,720,000	5.625%, 3/1/25	2,991,757
	Senaat Sukuk Ltd
650,000	4.760%, 12/5/25	690,147
	Southern Star Central Corp
4,650,000	5.125%, 7/15/22 [1]	4,661,625
	Sunoco Logistics Partners Operations LP
1,350,000	4.400%, 4/1/21	1,384,933
	Sunoco LP / Sunoco Finance Corp
1,000,000	5.500%, 2/15/26	992,500
	Tengizchevroil Finance Co International Ltd
1,050,000	4.000%, 8/15/26	1,026,754
		51,304,340
Food & Drug Retail: 2.8%
	Cencosud SA
1,000,000	5.150%, 2/12/25	1,028,780
	CVS Health Corp
3,575,000	3.700%, 3/9/23	3,634,498
3,300,000	4.300%, 3/25/28	3,346,754
2,825,000	5.050%, 3/25/48	2,850,212
		10,860,244
Food/Beverage/Tobacco: 8.4%
	Almarai Sukuk Ltd
510,000	4.311%, 3/5/24	517,759
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
3,125,000	3.650%, 2/1/26 [1]	3,137,142
	Anheuser-Busch InBev SA/NV
EUR 2,510,000	1.125%, 7/1/27	2,822,180
	Anheuser-Busch InBev Worldwide Inc
1,975,000	4.750%, 1/23/29	2,106,027
4,400,000	5.550%, 1/23/49	4,836,132
	Aramark Services Inc
1,000,000	5.125%, 1/15/24	1,028,750
	BRF SA
EUR 875,000	2.750%, 6/3/22	979,766
	Constellation Brands Inc
2,625,000	4.750%, 11/15/24	2,806,570
1,680,000	4.400%, 11/15/25	1,765,353
875,000	4.750%, 12/1/25	933,628
1,925,000	4.650%, 11/15/28	2,040,038
1,625,000	4.100%, 2/15/48	1,476,006
	Grupo Bimbo SAB de CV
945,000	4.500%, 1/25/22	974,251
	Keurig Dr Pepper Inc
1,659,000	4.057%, 5/25/23 [1]	1,707,614
3,075,000	4.597%, 5/25/28 [1]	3,207,929
	Marfrig Holdings Europe BV
966,000	8.000%, 6/8/23	999,810
	Sigma Alimentos S.A. de CV
1,048,000	4.125%, 5/2/26	1,027,040
	Tyson Foods Inc
681,000	4.000%, 3/1/26	697,111
		33,063,106
Gaming: 1.0%
	Boyd Gaming Corp
1,000,000	6.875%, 5/15/23	1,042,500
	Caesars Resort Collection LLC / CRC Finco Inc
1,000,000	5.250%, 10/15/25 [1]	965,620
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc
1,000,000	5.750%, 2/1/27 [1]	1,036,250
	MGM Resorts International
900,000	6.750%, 10/1/20	945,000
		3,989,730
Healthcare: 10.1%
	Allergan Finance LLC
2,050,000	3.250%, 10/1/22	2,051,188
	Allergan Funding SCS
EUR 1,175,000	1.500%, 11/15/23	1,353,510
	Bausch Health Americas Inc
925,000	8.500%, 1/31/27 [1]	982,813
	Bausch Health Cos Inc
2,200,000	5.875%, 5/15/23 [1]	2,235,750
1,829,000	6.500%, 3/15/22 [1]	1,895,301
575,000	5.750%, 8/15/27 [1]	590,985
	Becton Dickinson and Co
EUR 1,575,000	0.368%, 6/6/19	1,767,848
1,475,000	2.894%, 6/6/22	1,468,779
EUR 600,000	1.401%, 5/24/23	692,316
	Centene Corp
1,975,000	5.625%, 2/15/21	2,007,094
1,900,000	6.125%, 2/15/24	1,993,195
	Cigna Corp
2,175,000	3.750%, 7/15/23 [1]	2,231,287
	DaVita Inc
1,025,000	5.750%, 8/15/22	1,046,781
	Eagle Holding Co II LLC
975,000	7.625% Cash or 8.000% PIK, 5/15/22 [1]	985,969
	Elanco Animal Health Inc
1,750,000	4.272%, 8/28/23 [1]	1,804,605
	HCA Healthcare Inc
2,000,000	6.250%, 2/15/21	2,106,700
	HCA Inc
2,975,000	5.875%, 3/15/22	3,193,720
1,000,000	5.875%, 5/1/23	1,068,750
2,375,000	5.250%, 4/15/25	2,553,532
	Hill-Rom Holdings Inc
1,500,000	5.750%, 9/1/23 [1]	1,552,500
	Molina Healthcare Inc
1,000,000	5.375%, 8/15/22	1,041,860
	MPT Operating Partnership LP / MPT Finance Corp
EUR 850,000	4.000%, 8/19/22	1,039,320
	RegionalCare Hospital Partners Holdings Inc
925,000	8.250%, 5/1/23 [1]	984,547
	Teva Pharmaceutical Finance IV LLC
3,150,000	2.250%, 3/18/20	3,100,719
		39,749,069
Homebuilders/Real Estate: 1.2%
	DEMIRE Deutsche Mittelstand Real Estate AG
EUR 925,000	2.875%, 7/15/22	1,051,372
	Emaar Sukuk Ltd
1,100,000	3.635%, 9/15/26	1,044,468
	Globalworth Real Estate Investments Ltd
EUR 900,000	2.875%, 6/20/22	1,062,730
	Lennar Corp
1,600,000	4.500%, 11/15/19	1,606,000
		4,764,570
Metals/Mining: 2.2%
	AngloGold Ashanti Holdings PLC
945,000	5.125%, 8/1/22	979,252
938,000	6.500%, 4/15/40	957,987
	Corp Nacional del Cobre de Chile
EUR 1,610,000	2.250%, 7/9/24	1,947,951
	Nexa Resources SA
950,000	5.375%, 5/4/27	978,509
	Rusal Capital DAC
1,060,000	4.850%, 2/1/23	1,022,370
	Southern Copper Corp
1,000,000	3.875%, 4/23/25	1,015,365
600,000	5.250%, 11/8/42	626,375
	Vale Overseas Ltd
550,000	6.250%, 8/10/26	600,600
	Vale SA
EUR 327,000	3.750%, 1/10/23	391,308
		8,519,717
Paper: 0.8%
	Inversiones CMPC SA
1,200,000	4.375%, 4/4/27	1,209,964
	Smurfit Kappa Acquisitions ULC
EUR 875,000	3.250%, 6/1/21	1,037,753
	Suzano Austria GmbH
940,000	6.000%, 1/15/29	1,003,648
		3,251,365
Quasi & Foreign Government: 1.1%
	Indian Railway Finance Corp Ltd
1,450,000	3.730%, 3/29/24	1,451,343
	MDC-GMTN BV
EUR 760,000	3.625%, 5/30/23	959,421
	SPARC EM SPC Panama Metro Line 2 SP
942,996	N/A%, 12/5/22 [5]	872,271
	Temasek Financial I Ltd
EUR 815,000	1.500%, 3/1/28	979,711
		4,262,746
Restaurants: 0.3%
	New Red Finance Inc
1,075,000	4.625%, 1/15/22 [1]	1,082,751

Services: 0.2%
	Sunny Express Enterprises Corp
570,000	3.500%, 3/21/22	575,598

Steel: 0.8%
	Gerdau Trade Inc
1,436,000	4.875%, 10/24/27	1,448,565
	Steel Dynamics Inc
1,800,000	5.125%, 10/1/21	1,818,000
		3,266,565
Super Retail: 0.4%
	Lowe's Cos Inc
1,650,000	3.700%, 4/15/46	1,463,259

Technology: 1.6%
	Alibaba Group Holding Ltd
1,858,000	3.400%, 12/6/27	1,823,658
	Baidu Inc
1,060,000	4.375%, 5/14/24	1,101,092
1,070,000	4.875%, 11/14/28	1,145,291
	Equinix Inc
1,095,000	5.375%, 1/1/22	1,126,481
	Tencent Holdings Ltd
1,030,000	3.595%, 1/19/28	1,017,364
		6,213,886
Telecommunications: 9.3%
	America Movil SAB de CV
800,000	6.125%, 3/30/40	1,003,018
	American Tower Corp
4,000,000	3.375%, 5/15/24	4,032,819
	AT&T Inc
EUR 2,275,000	1.300%, 9/5/23	2,633,619
2,375,000	4.125%, 2/17/26	2,429,948
4,067,000	4.350%, 3/1/29	4,158,483
	Crown Castle International Corp
3,250,000	3.150%, 7/15/23	3,248,417
3,375,000	4.300%, 2/15/29	3,481,767
	Intelsat Jackson Holdings SA
1,250,000	8.000%, 2/15/24 [1]	1,306,250
	Level 3 Financing Inc
1,400,000	6.125%, 1/15/21	1,414,280
	SBA Communications Corp
1,850,000	4.875%, 7/15/22	1,880,063
1,000,000	4.875%, 9/1/24	1,014,050
	Sprint Corp
950,000	7.125%, 6/15/24	966,625
	T-Mobile USA Inc
2,000,000	6.000%, 3/1/23	2,060,000
1,000,000	6.000%, 4/15/24	1,041,250
1,000,000	6.500%, 1/15/24	1,041,250
	Verizon Communications Inc
2,950,000	4.329%, 9/21/28	3,122,525
1,800,000	4.862%, 8/21/46	1,920,611
		36,754,975
Transportation Excluding Air/Rail: 1.7%
	Adani Ports & Special Economic Zone Ltd
1,591,000	4.000%, 7/30/27	1,531,486
	DP World Crescent Ltd
1,850,000	4.848%, 9/26/28	1,936,811
	DP World PLC
EUR 740,000	2.375%, 9/25/26	865,650
	HPHT Finance 15 Ltd
1,350,000	2.875%, 3/17/20	1,349,596
	Pelabuhan Indonesia III Persero PT
985,000	4.500%, 5/2/23	1,008,787
		6,692,330
Utilities: 1.6%
	Calpine Corp
1,000,000	6.000%, 1/15/22 [1]	1,015,000
	Indiantown Cogeneration LP
361,238	9.770%, 12/15/20	375,209
	Israel Electric Corp Ltd
2,217,000	4.250%, 8/14/28 [1]	2,235,634
	Saudi Electricity Global Sukuk Co 2
390,000	5.060%, 4/8/43	395,981
	Saudi Electricity Global Sukuk Co 4
1,361,000	4.723%, 9/27/28	1,420,164
	State Grid Europe Development 2014 PLC
EUR 797,000	2.450%, 1/26/27	971,339
		6,413,327
TOTAL CORPORATE BONDS
(Cost $351,370,312)		357,004,668

U.S. GOVERNMENT NOTES/BONDS: 1.2%
Sovereign: 1.2%
	United States Treasury Note/Bond
4,300,000	3.375%, 11/15/48	4,786,523

TOTAL U.S. GOVERNMENT NOTES/BONDS
(Cost $4,787,781)		4,786,523

Shares
AFFILIATED MUTUAL FUND: 1.0%
400,000	Muzinich High Income Floating Rate Fund	3,940,000

TOTAL AFFILIATED MUTUAL FUND
(Cost $4,000,000)		3,940,000

TOTAL INVESTMENTS IN SECURITIES: 93.0%
(Cost $360,158,093)		365,731,191
Other Assets in Excess of Liabilities: 7.0%		27,684,808
TOTAL NET ASSETS: 100.0%		$393,415,999

†	In USD unless otherwise indicated.
EUR -	Euro
EurlBOR -	Euro Interbank Offered Rate
GBP -	Great Britain Pound
LIBOR -	London Interbank Offered Rate
PIK -	Payment-in-Kind - represents the security may pay interest in additional par.
USD -	United States Dollar

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers. At March 31, 2019 the value of these securities amounted to $59,387,826 or 15.1% of net assets.

2	Variable rate security; rate shown is the rate in effect on March 31, 2019. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
3	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on March 31, 2019. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[4]	Perpetual call date security. Date shown is next call date.
[5]	Zero coupon security.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2019 (Unaudited)

The Credit Opportunities Fund had the following forward foreign currency exchange contracts outstanding with the Bank of New York.

					Unrealized
Settlement	Currency	U.S. Dollar Value at	Currency	U.S. Dollar Value at	Appreciation
Date	to be Delivered	March 31, 2019	to be Received	March 31, 2019	(Depreciation)
3/31/19	EUR 36,400,000	$41,115,681	$41,490,084	$41,490,084	$374,403

3/31/19	GBP 3,000,000	3,923,358	$3,982,695	3,982,695	59,337

		$45,039,039		$45,472,779	$433,740

Summary of Fair Value Exposure at March 31, 2019 (Unaudited)

The Muzinich Credit Opportunities Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019. See the Schedule of Investments for the
industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$357,004,668	$–	$357,004,668
U.S. Government Notes/Bonds	–	–	–	4,786,523
Affiliated Mutual Fund	3,940,000	–	–	3,940,000
Total Assets	$3,940,000	$357,004,668	$–	$365,731,191
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$–	$433,740	$–	$433,740
Total Other Financial Instruments	$–	$433,740	$–	$433,740

[1] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as forward foreign currency exchange contracts are presented at the net unrealized appreciation/(depreciation) on the investment.

TRANSACTIONS WITH AFFILIATES (Unaudited)

The Fund's transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor.  The following is a reconciliation of the Fund's transactions with affiliates during the period ended March 31, 2019:

Muzinich Credit Opportunities Fund

Security	Value as of 12/31/2018	Acquisitions	Dispositions	Value as of 3/31/2019	Dividend and Interest Income	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation
Muzinich High Income Floating Rate Fund	$ 3,856,000	$ -	$ -	$ 3,940,000	$ 41,437	$ -	$ 84,000

MUZINICH U.S. HIGH YIELD CORPORATE BOND FUND

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited)

Principal
Amount		Value
CORPORATE BONDS: 87.3%
Aerospace/Defense: 1.5%
	Bombardier Inc
$125,000	6.000%, 10/15/22 [1]	$126,719
125,000	7.500%, 12/1/24 [1]	130,156
	TransDigm Inc
75,000	6.500%, 7/15/24	77,344
75,000	6.250%, 3/15/26 [1]	78,300
	Triumph Group Inc
100,000	5.250%, 6/1/22	96,500
		509,019
Automotive & Auto Parts: 1.9%
	Adient Global Holdings Ltd
200,000	4.875%, 8/15/26 [1]	147,500
	American Axle & Manufacturing Inc
215,000	6.250%, 4/1/25	210,162
	Cooper-Standard Automotive Inc
75,000	5.625%, 11/15/26 [1]	66,225
	Dana Financing Luxembourg SARL
100,000	6.500%, 6/1/26 [1]	102,500
	Panther BF Aggregator 2 LP / Panther Finance Co Inc
25,000	6.250%, 5/15/26 [1]	25,563
25,000	8.500%, 5/15/27 [1]	25,125
	Tenneco Inc
75,000	5.000%, 7/15/26	60,375
		637,450
Banking: 0.9%
	Ally Financial Inc
75,000	8.000%, 11/1/31	93,469
	Credit Suisse Group AG
200,000	7.500% (5 Year Swap Rate USD + 4.598%), 12/11/23 [1,3,4]	211,928
		305,397
Broadcasting: 3.5%
	AMC Networks Inc
50,000	4.750%, 12/15/22	50,500
75,000	5.000%, 4/1/24	75,555
	Gray Television Inc
150,000	5.875%, 7/15/26 [1]	153,030
25,000	7.000%, 5/15/27 [1]	26,625
	Lions Gate Capital Holdings LLC
25,000	5.875%, 11/1/24 [1]	25,844
	Netflix Inc
25,000	4.875%, 4/15/28	24,812
	Nexstar Broadcasting Inc
50,000	5.875%, 11/15/22	51,437
175,000	5.625%, 8/1/24 [1]	178,063
	Sinclair Television Group Inc
125,000	5.625%, 8/1/24 [1]	126,406
25,000	5.875%, 3/15/26 [1]	25,281
	Sirius XM Radio Inc
200,000	6.000%, 7/15/24 [1]	208,000
	Tribune Media Co
225,000	5.875%, 7/15/22	230,766
		1,176,319
Building Materials: 1.0%
	New Enterprise Stone & Lime Co Inc
75,000	6.250%, 3/15/26 [1]	73,133
	SRS Distribution Inc
25,000	8.250%, 7/1/26 [1]	24,125
	Standard Industries Inc
125,000	5.500%, 2/15/23 [1]	127,500
100,000	5.375%, 11/15/24 [1]	102,875
		327,633
Cable/Satellite TV: 7.0%
	Altice Financing SA
200,000	6.625%, 2/15/23 [1]	205,000
	Altice France SA
275,000	6.250%, 5/15/24 [1]	278,094
	CCO Holdings LLC / CCO Holdings Capital Corp
125,000	5.125%, 2/15/23	127,500
125,000	5.250%, 9/30/22	127,578
125,000	5.750%, 9/1/23	127,812
200,000	5.500%, 5/1/26 [1]	207,000
25,000	5.875%, 5/1/27 [1]	26,008
	CSC Holdings LLC
200,000	5.375%, 7/15/23 [1]	204,250
425,000	10.875%, 10/15/25 [1]	491,725
200,000	7.500%, 4/1/28 [1]	215,310
	DISH DBS Corp
125,000	5.875%, 11/15/24	105,469
	Midcontinent Communications / Midcontinent Finance Corp
225,000	6.875%, 8/15/23 [1]	235,189
		2,350,935
Capital Goods: 2.6%
	Anixter Inc
75,000	6.000%, 12/1/25 [1]	78,937
	ATS Automation Tooling Systems Inc
50,000	6.500%, 6/15/23 [1]	51,937
	BCD Acquisition Inc
200,000	9.625%, 9/15/23 [1]	213,000
	Cloud Crane LLC
100,000	10.125%, 8/1/24 [1]	107,750
	Colfax Corp
25,000	6.000%, 2/15/24 [1]	26,125
25,000	6.375%, 2/15/26 [1]	26,641
	Griffon Corp
125,000	5.250%, 3/1/22	123,438
	JB Poindexter & Co Inc
75,000	7.125%, 4/15/26 [1]	75,587
	Manitowoc Co Inc
100,000	9.000%, 4/1/26 [1]	101,500
	Park-Ohio Industries Inc
75,000	6.625%, 4/15/27	75,000
		879,915
Chemicals: 3.3%
	Blue Cube Spinco LLC
50,000	10.000%, 10/15/25	57,452
	CF Industries Inc
25,000	4.950%, 6/1/43	21,531
	Chemours Co
75,000	6.625%, 5/15/23	77,819
	Consolidated Energy Finance SA
150,000	6.361% (3 Month LIBOR USD + 3.750%), 6/15/22 [1,2]	149,556
150,000	6.875%, 6/15/25 [1]	151,875
	Cornerstone Chemical Co
25,000	6.750%, 8/15/24 [1]	23,625
	CVR Partners LP / CVR Nitrogen Finance Corp
50,000	9.250%, 6/15/23 [1]	52,563
	Eagle Intermediate Global Holding BV/Ruyi US Finance LLC
150,000	7.500%, 5/1/25 [1]	148,500
	Kraton Polymers LLC / Kraton Polymers Capital Corp
75,000	7.000%, 4/15/25 [1]	76,125
	Neon Holdings Inc
50,000	10.125%, 4/1/26 [1]	51,125
	PQ Corp
100,000	6.750%, 11/15/22 [1]	104,125
	Tronox Inc
50,000	6.500%, 4/15/26 [1]	47,908
	Univar USA Inc
150,000	6.750%, 7/15/23 [1]	154,050
		1,116,254
Consumer-Products: 0.7%
	Energizer Holdings Inc
75,000	5.500%, 6/15/25 [1]	74,414
25,000	6.375%, 7/15/26 [1]	25,687
25,000	7.750%, 1/15/27 [1]	26,687
	First Quality Finance Co Inc
125,000	4.625%, 5/15/21 [1]	125,313
		252,101
Containers: 3.2%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc
200,000	4.625%, 5/15/23 [1]	201,750
200,000	7.250%, 5/15/24 [1]	211,440
	Berry Global Inc
75,000	5.500%, 5/15/24	76,406
	BWAY Holding Co
150,000	5.500%, 4/15/24 [1]	149,482
	Crown Americas LLC / Crown Americas Capital Corp IV
125,000	4.500%, 1/15/23	126,563
	Greif Inc
75,000	6.500%, 3/1/27 [1]	76,875
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
145,366	5.750%, 10/15/20	145,730
75,000	5.125%, 7/15/23 [1]	76,312
		1,064,558
Diversified Financial Services: 5.7%
	Alliance Data Systems Corp
298,000	5.375%, 8/1/22 [1]	302,470
	DAE Funding LLC
175,000	5.000%, 8/1/24 [1]	177,625
100,000	5.750%, 11/15/23 [1]	103,000
	Fly Leasing Ltd
200,000	5.250%, 10/15/24	193,000
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
100,000	6.250%, 2/1/22	102,835
75,000	6.750%, 2/1/24	78,469
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp
50,000	5.250%, 10/1/25 [1]	48,125
100,000	5.250%, 3/15/22 [1]	101,750
	LPL Holdings Inc
50,000	5.750%, 9/15/25 [1]	50,765
	Nationstar Mortgage Holdings Inc
125,000	8.125%, 7/15/23 [1]	129,062
	Navient Corp
100,000	5.875%, 3/25/21	103,625
	Park Aerospace Holdings Ltd
75,000	4.500%, 3/15/23 [1]	74,813
150,000	5.500%, 2/15/24 [1]	156,097
	Springleaf Finance Corp
25,000	7.750%, 10/1/21	27,031
125,000	5.625%, 3/15/23	127,031
50,000	6.125%, 3/15/24	51,249
25,000	6.875%, 3/15/25	25,844
75,000	7.125%, 3/15/26	76,500
		1,929,291
Diversified Media: 2.7%
	Belo Corp
25,000	7.750%, 6/1/27	27,437
50,000	7.250%, 9/15/27	53,625
	Clear Channel International BV
150,000	8.750%, 12/15/20 [1]	154,688
	Clear Channel Worldwide Holdings Inc
250,000	6.500%, 11/15/22	257,187
150,000	6.500%, 11/15/22	153,937
75,000	9.250%, 2/15/24 [1]	79,688
	Nielsen Finance LLC / Nielsen Finance Co
75,000	5.000%, 4/15/22 [1]	74,438
	TEGNA Inc
100,000	6.375%, 10/15/23	103,750
		904,750
Energy: 13.7%
	AmeriGas Partners LP / AmeriGas Finance Corp
75,000	5.875%, 8/20/26	75,187
	Andeavor Logistics LP
75,000	6.875% (3 Month LIBOR USD + 4.652%), 2/15/23 [3,4]	75,419
	Antero Resources Corp
75,000	5.375%, 11/1/21	75,562
	Apergy Corp
75,000	6.375%, 5/1/26	76,219
	Archrock Partners LP / Archrock Partners Finance Corp
50,000	6.000%, 4/1/21	49,978
	Baytex Energy Corp
125,000	5.125%, 6/1/21 [1]	124,062
25,000	5.625%, 6/1/24 [1]	23,344
	Berry Petroleum Co LLC
75,000	7.000%, 2/15/26 [1]	74,625
	Blue Racer Midstream LLC / Blue Racer Finance Corp
150,000	6.625%, 7/15/26 [1]	153,750
	California Resources Corp
100,000	8.000%, 12/15/22 [1]	78,780
	Callon Petroleum Co
75,000	6.375%, 7/1/26	75,562
	Carrizo Oil & Gas Inc
75,000	6.250%, 4/15/23	74,156
	Cheniere Corpus Christi Holdings LLC
150,000	5.125%, 6/30/27	157,687
	Chesapeake Energy Corp
50,000	4.875%, 4/15/22	49,500
100,000	7.000%, 10/1/24	100,125
75,000	8.000%, 6/15/27	74,250
	CITGO Petroleum Corp
150,000	6.250%, 8/15/22 [1]	149,625
	Covey Park Energy LLC / Covey Park Finance Corp
125,000	7.500%, 5/15/25 [1]	116,250
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp
150,000	6.250%, 4/1/23	154,500
75,000	5.750%, 4/1/25	77,250
	CrownRock LP / CrownRock Finance Inc
75,000	5.625%, 10/15/25 [1]	72,281
	DCP Midstream Operating LP
150,000	3.875%, 3/15/23	149,625
100,000	5.850% (3 Month LIBOR USD + 3.850%), 5/21/43 [1,3]	93,750
	Delek Logistics Partners LP / Delek Logistics Finance Corp
100,000	6.750%, 5/15/25	99,500
	EnLink Midstream Partners LP
100,000	4.850%, 4/15/26	99,645
	Genesis Energy LP / Genesis Energy Finance Corp
75,000	6.750%, 8/1/22	77,062
	Global Partners LP / GLP Finance Corp
100,000	6.250%, 7/15/22	99,250
	Gulfport Energy Corp
50,000	6.625%, 5/1/23	48,750
50,000	6.000%, 10/15/24	45,632
	Laredo Petroleum Inc
50,000	5.625%, 1/15/22	45,937
75,000	6.250%, 3/15/23	67,313
	Matador Resources Co
25,000	5.875%, 9/15/26	25,063
	McDermott Technology Americas Inc / McDermott Technology US Inc
75,000	10.625%, 5/1/24 [1]	62,344
	MEG Energy Corp
75,000	6.375%, 1/30/23 [1]	69,656
	Nabors Industries Inc
50,000	5.750%, 2/1/25	45,062
	Northern Oil and Gas Inc
50,125	9.500% Cash or 1.000% PIK, 5/15/23	52,130
	Oasis Petroleum Inc
125,000	6.875%, 1/15/23	125,313
50,000	6.250%, 5/1/26 [1]	47,750
	Parkland Fuel Corp
150,000	6.000%, 4/1/26 [1]	152,108
	Precision Drilling Corp
22,997	6.500%, 12/15/21	23,284
25,000	7.125%, 1/15/26 [1]	24,914
	QEP Resources Inc
75,000	6.875%, 3/1/21	77,250
	Range Resources Corp
50,000	5.750%, 6/1/21	51,000
50,000	5.000%, 8/15/22	49,750
	SM Energy Co
75,000	5.000%, 1/15/24	69,750
25,000	6.625%, 1/15/27	23,875
	Southwestern Energy Co
125,000	7.500%, 4/1/26	128,125
	Suburban Propane Partners LP/Suburban Energy Finance Corp
100,000	5.875%, 3/1/27	95,250
	Sunoco LP / Sunoco Finance Corp
75,000	4.875%, 1/15/23	76,380
150,000	5.875%, 3/15/28	149,250
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
250,000	4.250%, 11/15/23	249,688
	Transocean Guardian Ltd
23,625	5.875%, 1/15/24 [1]	24,098
	Transocean Pontus Ltd
47,250	6.125%, 8/1/25 [1]	48,077
	USA Compression Partners LP / USA Compression Finance Corp
50,000	6.875%, 9/1/27 [1]	51,063
	Whiting Petroleum Corp
50,000	6.250%, 4/1/23	50,500
75,000	6.625%, 1/15/26	73,875
	WPX Energy Inc
30,000	6.000%, 1/15/22	31,275
		4,611,406
Entertainment/Film: 0.5%
	AMC Entertainment Holdings Inc
75,000	5.750%, 6/15/25	70,391
	National CineMedia LLC
100,000	6.000%, 4/15/22	101,500
		171,891
Environmental: 0.5%
	Covanta Holding Corp
87,000	5.875%, 7/1/25	88,849
	GFL Environmental Inc
100,000	5.375%, 3/1/23 [1]	95,000
		183,849
Food & Drug Retail: 0.3%
	Albertsons Cos LLC / Safeway Inc / New Albertsons LP / Albertson's LLC
50,000	5.750%, 3/15/25	47,688
50,000	7.500%, 3/15/26 [1]	51,687
		99,375
Food/Beverage/Tobacco: 1.7%
	HLF Financing Sarl LLC / Herbalife International Inc
25,000	7.250%, 8/15/26 [1]	25,781
	JBS USA LUX SA / JBS USA Finance Inc
75,000	6.750%, 2/15/28 [1]	77,906
	Pilgrim's Pride Corp
75,000	5.875%, 9/30/27 [1]	75,750
	Post Holdings Inc
100,000	5.500%, 3/1/25 [1]	101,500
125,000	5.750%, 3/1/27 [1]	126,094
	Sigma Holdco BV
200,000	7.875%, 5/15/26 [1]	185,500
		592,531
Gaming: 3.3%
	Boyd Gaming Corp
100,000	6.875%, 5/15/23	104,250
	Caesars Resort Collection LLC / CRC Finco Inc
325,000	5.250%, 10/15/25 [1]	313,826
	Golden Nugget Inc
125,000	8.750%, 10/1/25 [1]	131,563
	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp
175,000	6.750%, 11/15/21 [1]	180,688
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc
25,000	5.750%, 2/1/27 [1]	25,906
	MGM Resorts International
150,000	6.000%, 3/15/23	158,625
	Stars Group Holdings BV / Stars Group US Co-Borrower LLC
50,000	7.000%, 7/15/26 [1]	52,250
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp
150,000	5.500%, 3/1/25 [1]	148,500
		1,115,608
Healthcare: 7.3%
	AMN Healthcare Inc
100,000	5.125%, 10/1/24 [1]	98,875
	Avantor Inc
75,000	9.000%, 10/1/25 [1]	81,469
	Bausch Health Americas Inc
50,000	8.500%, 1/31/27 [1]	53,125
	Bausch Health Cos Inc
25,000	5.500%, 3/1/23 [1]	25,219
50,000	6.500%, 3/15/22 [1]	51,813
100,000	7.000%, 3/15/24 [1]	106,050
75,000	6.125%, 4/15/25 [1]	74,437
200,000	9.000%, 12/15/25 [1]	218,010
	CHS/Community Health Systems Inc
100,000	5.125%, 8/1/21	98,810
50,000	6.250%, 3/31/23	47,232
	DaVita Inc
325,000	5.125%, 7/15/24	321,750
	Encompass Health Corp
50,000	5.125%, 3/15/23	50,888
50,000	5.750%, 11/1/24	50,813
	Endo Finance LLC / Endo Finco Inc
75,000	5.375%, 1/15/23 [1]	61,875
	HCA Healthcare Inc
225,000	6.250%, 2/15/21	237,004
	HCA Inc
100,000	5.875%, 2/15/26	108,250
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC
100,000	5.750%, 8/1/22 [1]	93,500
	MEDNAX Inc
75,000	6.250%, 1/15/27 [1]	75,937
	Molina Healthcare Inc
75,000	5.375%, 11/15/22	78,139
	MPH Acquisition Holdings LLC
50,000	7.125%, 6/1/24 [1]	50,000
	Par Pharmaceutical Inc
50,000	7.500%, 4/1/27 [1]	50,825
	Polaris Intermediate Corp
50,000	8.500% Cash or 9.000% PIK, 12/1/22 [1]	49,513
	RegionalCare Hospital Partners Holdings Inc
150,000	8.250%, 5/1/23 [1]	159,656
	Syneos Health Inc / inVentiv Health Inc / inVentiv Health Clinical Inc
125,000	7.500%, 10/1/24 [1]	132,187
	Tenet Healthcare Corp
25,000	5.125%, 5/1/25	25,189
	Verscend Escrow Corp
75,000	9.750%, 8/15/26 [1]	75,094
		2,475,660
Homebuilders/Real Estate: 0.7%
	Greystar Real Estate Partners LLC
25,000	5.750%, 12/1/25 [1]	25,125
	Lennar Corp
75,000	4.750%, 5/30/25	76,875
	Sabra Health Care LP
50,000	5.125%, 8/15/26	48,993
	William Lyon Homes Inc
75,000	6.000%, 9/1/23	72,938
		223,931
Insurance: 0.2%
	Acrisure LLC / Acrisure Finance Inc
50,000	8.125%, 2/15/24 [1]	51,902

Leisure: 1.0%
	Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp
50,000	5.375%, 6/1/24	51,309
	Silversea Cruise Finance Ltd
75,000	7.250%, 2/1/25 [1]	81,488
	Six Flags Entertainment Corp
25,000	4.875%, 7/31/24 [1]	24,766
	Viking Cruises Ltd
125,000	6.250%, 5/15/25 [1]	127,500
50,000	5.875%, 9/15/27 [1]	48,775
		333,838
Metals/Mining: 2.6%
	Cleveland-Cliffs Inc
75,000	5.750%, 3/1/25	72,000
	Grinding Media Inc / Moly-Cop AltaSteel Ltd
175,000	7.375%, 12/15/23 [1]	168,875
	Hudbay Minerals Inc
75,000	7.250%, 1/15/23 [1]	78,000
	Mountain Province Diamonds Inc
50,000	8.000%, 12/15/22 [1]	50,062
	Natural Resource Partners LP / NRP Finance Corp
50,000	10.500%, 3/15/22	52,813
	Northwest Acquisitions ULC / Dominion Finco Inc
50,000	7.125%, 11/1/22 [1]	44,125
	Novelis Corp
75,000	6.250%, 8/15/24 [1]	76,875
100,000	5.875%, 9/30/26 [1]	99,875
	Rain CII Carbon LLC / CII Carbon Corp
50,000	7.250%, 4/1/25 [1]	44,500
	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp
175,000	7.500%, 6/15/25 [1]	177,625
		864,750
Paper: 0.5%
	Mercer International Inc
50,000	6.500%, 2/1/24	51,375
50,000	7.375%, 1/15/25 [1]	52,625
	Schweitzer-Mauduit International Inc
50,000	6.875%, 10/1/26 [1]	50,125
		154,125
Publishing/Printing: 0.2%
	Multi-Color Corp
50,000	4.875%, 11/1/25 [1]	51,750

Restaurants: 0.9%
	IRB Holding Corp
175,000	6.750%, 2/15/26 [1]	164,938
	New Red Finance Inc
125,000	4.625%, 1/15/22 [1]	125,901
		290,839
Services: 3.9%
	AECOM
61,000	5.125%, 3/15/27	59,246
	Avis Budget Car Rental LLC / Avis Budget Finance Inc
100,000	6.375%, 4/1/24 [1]	102,125
	Brand Industrial Services Inc
150,000	8.500%, 7/15/25 [1]	135,375
	Garda World Security Corp
100,000	8.750%, 5/15/25 [1]	95,500
	GEO Group Inc
150,000	5.875%, 10/15/24	132,000
	H&E Equipment Services Inc
200,000	5.625%, 9/1/25	200,250
	Hertz Corp
75,000	5.875%, 10/15/20	75,075
25,000	7.625%, 6/1/22 [1]	25,650
	Iron Mountain Inc
100,000	5.750%, 8/15/24	101,250
50,000	5.250%, 3/15/28 [1]	48,562
	KAR Auction Services Inc
25,000	5.125%, 6/1/25 [1]	24,844
	LKQ Corp
75,000	4.750%, 5/15/23	75,829
	Prime Security Services Borrower LLC / Prime Finance Inc
75,000	9.250%, 5/15/23 [1]	78,938
	United Rentals North America Inc
75,000	4.625%, 10/15/25	74,250
25,000	6.500%, 12/15/26	26,375
50,000	5.500%, 5/15/27	50,625
		1,305,894
Steel: 1.4%
	Allegheny Technologies Inc
100,000	7.875%, 8/15/23	108,750
	Big River Steel LLC / BRS Finance Corp
50,000	7.250%, 9/1/25 [1]	52,390
	Commercial Metals Co
150,000	4.875%, 5/15/23	151,125
	Joseph T Ryerson & Son Inc
100,000	11.000%, 5/15/22 [1]	105,750
	TMS International Corp
75,000	7.250%, 8/15/25 [1]	72,826
		490,841
Super Retail: 0.5%
	Asbury Automotive Group Inc
50,000	6.000%, 12/15/24	51,673
	JC Penney Corp Inc
50,000	8.625%, 3/15/25 [1]	29,500
	KGA Escrow LLC
75,000	7.500%, 8/15/23 [1]	76,406
	L Brands Inc
25,000	6.750%, 7/1/36	21,125
		178,704
Technology: 3.2%
	CDW LLC / CDW Finance Corp
100,000	5.000%, 9/1/25	102,875
	CommScope Finance LLC
25,000	5.500%, 3/1/24 [1]	25,632
25,000	6.000%, 3/1/26 [1]	25,922
	CommScope Technologies LLC
100,000	6.000%, 6/15/25 [1]	97,595
	Dell International LLC / EMC Corp
75,000	5.875%, 6/15/21 [1]	76,435
50,000	6.020%, 6/15/26 [1]	53,824
	First Data Corp
150,000	5.375%, 8/15/23 [1]	153,562
	j2 Cloud Services LLC / j2 Global Co-Obligor Inc
25,000	6.000%, 7/15/25 [1]	26,063
	Nuance Communications Inc
50,000	6.000%, 7/1/24	51,438
	Rackspace Hosting Inc
125,000	8.625%, 11/15/24 [1]	111,672
	Solera LLC / Solera Finance Inc
225,000	10.500%, 3/1/24 [1]	245,007
	Symantec Corp
75,000	5.000%, 4/15/25 [1]	75,183
	VeriSign Inc
29,000	4.750%, 7/15/27	29,112
		1,074,320
Telecommunications: 7.7%
	Frontier Communications Corp
75,000	8.500%, 4/1/26 [1]	69,937
25,000	8.000%, 4/1/27 [1]	25,875
125,000	11.000%, 9/15/25	82,891
	GCI LLC
325,000	6.875%, 4/15/25	340,844
	Inmarsat Finance PLC
100,000	4.875%, 5/15/22 [1]	102,020
	Intelsat Jackson Holdings SA
250,000	8.000%, 2/15/24 [1]	261,250
175,000	8.500%, 10/15/24 [1]	171,062
	Level 3 Financing Inc
225,000	5.125%, 5/1/23	227,813
25,000	5.375%, 8/15/22	25,187
	Qwest Corp
100,000	7.250%, 9/15/25	107,757
	Sprint Capital Corp
125,000	6.875%, 11/15/28	120,469
	Sprint Communications Inc
100,000	6.000%, 11/15/22	101,030
	Sprint Corp
300,000	7.875%, 9/15/23	315,000
50,000	7.625%, 3/1/26	50,800
	Telesat Canada / Telesat LLC
175,000	8.875%, 11/15/24 [1]	189,000
	T-Mobile USA Inc
50,000	5.125%, 4/15/25	51,375
	Zayo Group LLC / Zayo Capital Inc
175,000	6.000%, 4/1/23	178,063
150,000	6.375%, 5/15/25	151,312
50,000	5.750%, 1/15/27 [1]	50,015
		2,621,700
Transportation Excluding Air/Rail: 0.9%
	Wabash National Corp
150,000	5.500%, 10/1/25 [1]	140,625
	XPO Logistics Inc
175,000	6.125%, 9/1/23 [1]	176,969
		317,594
Utilities: 2.3%
	Calpine Corp
100,000	5.375%, 1/15/23	100,375
25,000	5.750%, 1/15/25	24,937
75,000	5.250%, 6/1/26 [1]	74,906
	Clearway Energy Operating LLC
125,000	5.000%, 9/15/26	119,688
125,000	5.750%, 10/15/25 [1]	125,937
	Drax Finco PLC
200,000	6.625%, 11/1/25 [1]	203,500
	TerraForm Power Operating LLC
125,000	5.000%, 1/31/28 [1]	121,094
		770,437
TOTAL CORPORATE BONDS
(Cost $29,387,297)		29,434,567

Shares
EXCHANGE TRADED FUNDS: 9.1%
76,200	Invesco Senior Loan ETF	1,725,168
15,700	iShares iBoxx $ High Yield Corporate Bond	1,357,579
		3,082,747
TOTAL EXCHANGE TRADED FUNDS
(Cost $3,071,456)		3,082,747

TOTAL INVESTMENTS IN SECURITIES: 96.4%
(Cost $32,458,753)		32,517,314
Other Assets in Excess of Liabilities: 3.6%		1,229,993
TOTAL NET ASSETS: 100.0%		$33,747,307

EUR -	Euro
EurIBOR -	Euro Interbank Offered Rate
GBP -	Great Britain Pound
LIBOR -	London Interbank Offered Rate
PIBOR -	Paris Interbank Offered Rate
PIK –	Payment-in-Kind - represents the security may pay interest in additional par.
USD	United States Dollar
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At March 31, 2019 the value of these securities amounted to $17,320,680 or 51.3% of net assets.

[2]	Variable rate security; rate shown is the rate in effect on March 31, 2019. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[3]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on March 31, 2019. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[4]	Perpetual call date security. Date shown is next call date.

Summary of Fair Value Exposure at March 31, 2019 (Unaudited)

The Muzinich U.S. High Yield Corporate Bond Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019. See the Schedule of Investments for the
industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$29,434,567	$–	$29,434,567
Exchange Traded Funds	3,082,747	–	–	3,082,747
Total Assets	$3,082,747	$29,434,567	$–	$32,517,314

MUZINICH LOW DURATION FUND

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited)

Principal
Amount†		Value
CORPORATE BONDS: 92.4%
Aerospace/Defense: 0.4%
	AVIC International Finance & Investment Ltd
2,000,000	4.375%, 5/23/21	$2,027,236

Airlines: 0.4%
	Promontoria Holding 264 BV
EUR 1,150,000	6.250% (3 Month EURIBOR + 6.250%), 8/15/23 [1]	1,294,704
EUR 900,000	6.750%, 8/15/23	1,026,632
		2,321,336
Automotive & Auto Parts: 4.9%
	BAIC Inalfa HK Investment Co Ltd
EUR 1,000,000	1.900%, 11/2/20	1,140,300
	FCA Bank SpA
EUR 1,700,000	1.000%, 1/21/22	1,924,719
	FCA Bank SpA/Ireland
EUR 1,200,000	0.021% (3 Month EURIBOR + 0.330%), 6/17/21 [1]	1,319,805
	Ford Motor Credit Co LLC
3,750,000	2.459%, 3/27/20	3,721,038
EUR 600,000	3.021%, 3/6/24	681,239
	General Motors Financial Co Inc
EUR 1,000,000	0.955%, 6/7/23	1,108,126
	Hyundai Capital America
2,000,000	2.550%, 4/3/20	1,986,124
	Pirelli & C SpA
EUR 1,000,000	0.391% (3 Month EURIBOR + 0.700%), 9/26/20 [1]	1,110,538
EUR 3,000,000	1.375%, 1/25/23	3,353,343
	RCI Banque SA
EUR 3,750,000	0.262% (3 Month EURIBOR + 0.570%), 11/4/24 [1]	4,017,867
EUR 2,700,000	0.272% (3 Month EURIBOR + 0.580%), 3/12/25 [1]	2,862,922
	Volkswagen Financial Services AG
EUR 1,250,000	0.625%, 4/1/22	1,402,727
	Volkswagen Financial Services NV
GBP 600,000	1.500%, 4/12/21	777,718
GBP 600,000	1.875%, 9/7/21	782,123
	Volkswagen Leasing GmbH
EUR 1,000,000	0.250%, 2/16/21	1,121,958
		27,310,547
Banking: 24.1%
	ABN AMRO Bank NV
6,000,000	4.400% (5 Year Swap Rate USD + 2.197%), 3/27/28 [4]	6,059,352
	Allied Irish Banks PLC
EUR 6,500,000	4.125% (5 Year Swap Rate EUR + 3.950%), 11/26/25 [4]	7,602,760
	Aozora Bank Ltd
890,000	2.750%, 3/9/20	884,453
900,000	3.810%, 9/7/21	911,092
	Argenta Spaarbank NV
EUR 700,000	3.875% (5 Year Swap Rate EUR + 3.950%), 5/24/26 [4]	826,218
	Banca Farmafactoring SpA
EUR 950,000	1.140% (3 Month EURIBOR + 1.450%), 6/5/20 [1]	1,062,935
	Banco Comercial Portugues SA
EUR 1,000,000	4.500% (5 Year Swap Rate EUR + 4.267%), 12/7/27 [4]	1,082,113
	Bankia SA
EUR 900,000	4.000% (5 Year Swap Rate EUR + 3.166%), 5/22/24 [4]	1,014,903
EUR 2,000,000	9.000% (5 Year Swap Rate EUR + 8.960%), 11/16/26 [4]	2,641,532
EUR 2,600,000	3.375% (5 Year Swap Rate EUR + 3.350%), 3/15/27 [4]	2,983,458
	Barclays PLC
EUR 3,000,000	2.625% (5 Year Swap Rate EUR + 2.450%), 11/11/25 [4]	3,410,899
EUR 1,400,000	2.000% (5 Year Swap Rate EUR + 1.900%), 2/7/28 [4]	1,507,573
	BPCE SA
EUR 700,000	2.750% (5 Year Swap Rate EUR + 1.830%), 7/8/26 [4]	819,234
	CaixaBank SA
EUR 4,900,000	3.500% (5 Year Swap Rate EUR + 3.350%), 2/15/27 [4]	5,751,182
EUR 3,400,000	2.750% (5 Year Swap Rate EUR + 2.350%), 7/14/28 [4]	3,869,595
	Cooperatieve Rabobank UA
EUR 1,000,000	2.500% (5 Year Swap Rate EUR + 1.400%), 5/26/26 [4]	1,168,642
	Credit Suisse AG
EUR 6,300,000	5.750% (5 Year Swap Rate EUR + 4.000%), 9/18/25 [4]	7,582,600
2,500,000	6.500%, 8/8/23	2,684,225
	CYBG PLC
GBP 1,025,000	5.000% (5 Year Swap Rate GBP + 3.516%), 2/9/26 [4]	1,332,017
	de Volksbank NV
EUR 3,300,000	3.750% (5 Year Swap Rate EUR + 3.650%), 11/5/25 [4]	3,868,555
	Deutsche Bank AG
EUR 4,650,000	5.000%, 6/24/20	5,466,001
1,200,000	4.250%, 10/14/21	1,205,932
EUR 400,000	1.500%, 1/20/22	451,612
	Erste Group Bank AG
3,200,000	5.500% (5 Year Swap Rate USD + 3.766%), 5/26/25 [4]	3,258,598
	Goldman Sachs Group Inc/The
5,000,000	3.854% (3 Month LIBOR USD + 1.170%), 5/15/26 [1]	4,909,526
	Ibercaja Banco SA
EUR 6,000,000	5.000% (5 Year Swap Rate EUR + 4.551%), 7/28/25 [4]	6,898,459
	ICBC Standard Bank PLC
3,250,000	8.125%, 12/2/19	3,339,245
	ICBCIL Finance Co Ltd
1,000,000	3.784% (3 Month LIBOR USD + 1.100%), 5/15/23 [1]	996,200
	ING Groep NV
6,200,000	4.700% (5 Year Swap Rate USD + 1.938%), 3/22/28 [4]	6,268,932
	Intesa Sanpaolo SpA
EUR 4,900,000	1.600% (3 Month EURIBOR + 1.900%), 9/26/24 [1]	5,304,220
	Raiffeisen Bank International AG
EUR 600,000	5.163% (5 Year Swap Rate EUR + 3.900%), 6/18/24 [4]	678,983
EUR 5,000,000	4.500% (5 Year Swap Rate EUR + 3.300%), 2/21/25 [4]	5,768,307
EUR 600,000	6.000%, 10/16/23	785,625
	Societe Generale SA
EUR 4,500,000	2.500% (5 Year Swap Rate EUR + 1.830%), 9/16/26 [4]	5,223,899
	Standard Chartered PLC
EUR 652,000	4.000% (5 Year Swap Rate EUR + 2.300%), 10/21/25 [4]	767,153
3,000,000	3.885% (3 Month LIBOR USD + 1.080%), 3/15/24 [4]	3,011,430
	TSB Banking Group PLC
GBP 1,000,000	5.750% (3 Month LIBOR + 3.430%), 5/6/26 [4]	1,323,152
	Turkiye Garanti Bankasi AS
680,000	4.750%, 10/17/19	674,885
	UBS AG
EUR 5,575,000	4.750% (5 Year Swap Rate EUR + 3.400%), 2/12/26 [4]	6,672,396
4,000,000	7.625%, 8/17/22	4,407,060
	UniCredit SpA
EUR 4,400,000	2.442% (3 Month EURIBOR + 2.750%), 5/3/25 [1]	4,857,704
	Volksbank Wien AG
EUR 4,600,000	2.750% (5 Year Swap Rate EURIBOR + 2.550%), 10/6/27 [4]	5,156,633
		134,489,290
Broadcasting: 0.2%
	Discovery Communications LLC
EUR 1,170,000	2.375%, 3/7/22	1,379,927

Cable/Satellite TV: 2.3%
	Altice Luxembourg SA
EUR 2,700,000	7.250%, 5/15/22	3,068,637
	Charter Communications Operating LLC / Charter Communications Operating Capital
4,000,000	4.464%, 7/23/22	4,140,199
	United Group BV
EUR 2,025,000	4.375% (3 Month EURIBOR + 4.375%), 7/1/23 [1]	2,286,876
EUR 600,000	4.375%, 7/1/22	693,146
	Virgin Media Secured Finance PLC
GBP 1,800,000	5.500%, 1/15/25	2,405,962
		12,594,820
Capital Goods: 3.0%
	CNH Industrial Capital LLC
450,000	4.375%, 11/6/20	459,022
250,000	4.875%, 4/1/21	257,500
550,000	4.375%, 4/5/22	565,455
	CNH Industrial NV
3,000,000	4.500%, 8/15/23	3,120,000
	Nexans SA
EUR 1,300,000	3.750%, 8/8/23	1,536,366
	Orano SA
EUR 300,000	3.500%, 3/22/21	356,093
	Shanghai Electric Newage Co Ltd
EUR 1,000,000	1.125%, 5/22/20	1,131,524
	SIHC International Capital Ltd
1,000,000	3.950%, 9/26/21	1,009,348
	Talent Yield Euro Ltd
EUR 3,000,000	1.435%, 5/7/20	3,398,939
	Talent Yield European Ltd
EUR 3,000,000	1.300%, 4/21/22	3,419,591
	Wabtec Corp
1,425,000	4.400%, 3/15/24	1,449,505
		16,703,343
Chemicals: 3.0%
	CF Industries Inc
3,000,000	3.400%, 12/1/21 [2]	3,001,420
	CNAC HK Finbridge Co Ltd
2,200,000	3.000%, 7/19/20	2,196,531
	CNRC Capital Ltd
EUR 4,500,000	1.871%, 12/7/21	5,156,146
	Syngenta Finance NV
3,552,000	3.933%, 4/23/21 [2]	3,569,843
2,920,000	4.441%, 4/24/23 [2]	2,980,624
		16,904,564
Consumer-Products: 0.7%
	Newell Brands Inc
4,200,000	3.850%, 4/1/23	4,155,537

Diversified Financial Services: 12.2%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4,000,000	5.000%, 10/1/21	4,152,072
1,850,000	3.950%, 2/1/22	1,874,701
	Aircastle Ltd
825,000	5.000%, 4/1/23	857,854
1,200,000	4.400%, 9/25/23	1,222,654
	Alliance Data Systems Corp
EUR 850,000	4.500%, 3/15/22	975,889
EUR 1,300,000	5.250%, 11/15/23	1,521,353
	AnaCap Financial Europe SA SICAV-RAIF
EUR 2,000,000	5.000% (3 Month EURIBOR + 5.000%), 8/1/24 [1]	1,757,414
	BOC Aviation Ltd
3,200,000	3.788% (3 Month LIBOR USD + 1.050%), 5/2/21 [1]	3,217,280
	Bracken MidCo1 PLC
GBP 900,000	8.875% Cash or 11.000% PIK, 10/15/23	1,126,196
	Cabot Financial Luxembourg II SA
EUR 900,000	5.875% (3 Month EURIBOR + 5.875%), 11/15/21 [1]	1,012,114
	Cabot Financial Luxembourg SA
GBP 475,000	7.500%, 10/1/23	608,779
	CCTI 2017 Ltd
4,005,000	3.625%, 8/8/22	3,864,300
	China Great Wall International Holdings III Ltd
3,000,000	2.750%, 8/31/20	2,976,540
	DAE Funding LLC
625,000	4.500%, 8/1/22 [2]	631,250
	Federal International Finance PT
1,500,000	4.125%, 5/10/21	1,510,465
	Garfunkelux Holdco 3 SA
GBP 2,300,000	8.500%, 11/1/22	2,721,997
EUR 5,000,000	3.500% (3 Month EURIBOR + 3.500%), 9/1/23 [1]	4,641,263
	Hoist Finance AB
EUR 3,000,000	2.750%, 4/3/23	3,267,539
	Huarong Finance 2017 Co Ltd
2,000,000	3.888% (3 Month LIBOR USD + 1.150%), 11/7/22 [1]	1,972,250
	Huarong Finance Co Ltd
796,000	4.000%, 7/17/19	797,951
	Huarong Finance II Co Ltd
600,000	2.750%, 6/3/19	599,368
	Huarong Universe Investment Holding Ltd
EUR 2,500,000	1.625%, 12/5/22	2,616,298
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
1,050,000	6.250%, 2/1/22	1,079,767
875,000	6.750%, 2/1/24	915,469
	International Lease Finance Corp
3,500,000	8.625%, 1/15/22	3,976,830
	Intrum AB
EUR 600,000	2.625% (3 Month EURIBOR + 2.625%), 7/15/22 [1]	665,042
EUR 1,350,000	2.750%, 7/15/22	1,494,368
	Jerrold Finco Plc
GBP 1,065,000	6.250%, 9/15/21	1,408,062
	JIC Zhixin Ltd
EUR 4,500,000	0.500%, 11/24/20	5,008,258
	LHC3 PLC
EUR 700,000	4.125% Cash or 9.000% PIK, 8/15/24	797,989
	Lincoln Finance Ltd
EUR 2,000,000	6.875%, 4/15/21	2,289,817
	Lincoln Financing SARL
EUR 300,000	3.564% (3 Month EURIBOR + 0.000%), 4/1/20 [1]	339,387
EUR 575,000	3.625%, 4/1/24	651,863
	Mitsubishi UFJ Lease & Finance Co Ltd
1,000,000	2.250%, 9/7/21	981,989
	Mulhacen Pte Ltd
EUR 3,150,000	6.500% Cash or 7.000% PIK, 8/1/23 [1]	3,621,867
	REC Ltd
600,000	3.068%, 12/18/20	594,034
		67,750,269
Diversified Media: 1.1%
	Clear Channel Worldwide Holdings Inc
1,925,000	6.500%, 11/15/22	1,980,344
250,000	6.500%, 11/15/22	256,562
	Digi Communications NV
EUR 620,000	5.000%, 10/15/23	723,774
	Inter Media and Communication SpA
EUR 1,875,418	4.875%, 12/31/22	2,143,921
	ProSiebenSat.1 Media SE
EUR 1,000,000	2.625%, 4/15/21	1,160,997
		6,265,598
Energy: 7.3%
	Anadarko Petroleum Corp
3,982,000	4.850%, 3/15/21	4,129,278
	Andeavor Logistics LP / Tesoro Logistics Finance Corp
739,000	3.500%, 12/1/22	747,088
	Concho Resources Inc
2,123,000	4.375%, 1/15/25	2,183,134
	Continental Resources Inc/OK
3,375,000	4.500%, 4/15/23	3,496,768
	Corral Petroleum Holdings AB
EUR 1,225,000	11.750% Cash or 13.000% PIK, 5/15/21	1,464,755
	Delek & Avner Tamar Bond Ltd
1,135,000	5.082%, 12/30/23 [2]	1,157,786
563,000	5.412%, 12/30/25 [2]	575,680
	Energy Transfer Operating LP
600,000	4.150%, 10/1/20	609,860
1,000,000	3.600%, 2/1/23	1,008,881
1,200,000	4.250%, 3/15/23	1,231,812
	Gazprom OAO Via Gaz Capital SA
EUR 2,700,000	3.389%, 3/20/20	3,120,713
GBP 795,000	5.338%, 9/25/20	1,084,838
	Marathon Oil Corp
1,300,000	2.800%, 1/1/22	1,284,538
	Petroleos Mexicanos
EUR 4,000,000	2.500%, 8/21/21	4,565,724
GBP 1,262,000	8.250%, 6/2/22	1,841,108
	Plains All American Pipeline LP / PAA Finance Corp
2,325,000	5.000%, 2/1/21	2,390,502
	Sabine Pass Liquefaction LLC
3,000,000	6.250%, 3/15/22	3,243,278
2,289,000	5.750%, 5/15/24	2,523,841
	Sunoco Logistics Partners Operations LP
1,541,000	4.250%, 4/1/24	1,583,633
	Williams Cos Inc
2,233,000	3.600%, 3/15/22	2,266,670
		40,509,887
Food & Drug Retail: 1.1%
	Casino Guichard Perrachon SA
EUR 3,600,000	5.976%, 5/26/21	4,343,886
	CVS Health Corp
2,000,000	3.700%, 3/9/23	2,033,286
		6,377,172
Food/Beverage/Tobacco: 3.9%
	Bevco Lux Sarl
EUR 4,000,000	1.750%, 2/9/23	4,572,257
	Bright Food Singapore Holdings Pte Ltd
EUR 3,000,000	1.625%, 6/3/19	3,367,807
EUR 6,000,000	1.125%, 7/18/20	6,748,906
	Bunge Ltd Finance Corp
1,000,000	3.000%, 9/25/22	995,644
	General Mills Inc
1,575,000	3.783% (3 Month LIBOR USD + 1.010%), 10/17/23 [1]	1,587,074
	Kraft Heinz Foods Co
1,556,000	4.875%, 2/15/25 [2]	1,591,995
	Premier Foods Finance PLC
GBP 925,000	6.250%, 10/15/23	1,237,150
	Smithfield Foods Inc
1,000,000	2.650%, 10/3/21 [2]	961,776
900,000	3.350%, 2/1/22 [2]	881,013
		21,943,622
Gaming: 0.1%
	Cirsa Finance International SARL
EUR 325,000	6.250%, 12/20/23	386,012

Healthcare: 3.2%
	Allergan Finance LLC
2,900,000	3.250%, 10/1/22	2,901,681
	Allergan Funding SCS
EUR 1,000,000	1.500%, 11/15/23	1,151,924
	Allergan Sales LLC
1,600,000	5.000%, 12/15/21 [2]	1,665,793
	Bausch Health Cos Inc
425,000	6.500%, 3/15/22 [2]	440,406
1,350,000	7.000%, 3/15/24 [2]	1,431,675
	Becton Dickinson and Co
2,200,000	2.894%, 6/6/22	2,190,721
EUR 1,800,000	1.401%, 5/24/23	2,076,950
	Elanco Animal Health Inc
475,000	4.272%, 8/28/23 [2]	489,821
	HCA Inc
1,300,000	5.875%, 3/15/22	1,395,575
1,300,000	4.750%, 5/1/23	1,363,503
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC
455,000	4.875%, 4/15/20 [2]	455,000
325,000	5.750%, 8/1/22 [2]	303,875
	MPT Operating Partnership LP / MPT Finance Corp
EUR 1,500,000	4.000%, 8/19/22	1,834,094
		17,701,018
Homebuilders/Real Estate: 5.8%
	Atrium European Real Estate Ltd
EUR 1,000,000	3.625%, 10/17/22	1,203,482
	Blackstone Property Partners Europe Holdings SARL
EUR 2,700,000	1.400%, 7/6/22	3,087,869
	CPI Property Group SA
EUR 2,050,000	1.450%, 4/14/22	2,326,205
850,000	4.750%, 3/8/23	856,575
	DEMIRE Deutsche Mittelstand Real Estate AG
EUR 1,975,000	2.875%, 7/15/19	2,244,822
	Dream Global Funding I SARL
EUR 1,000,000	1.375%, 12/21/21	1,129,963
	Fastighets AB Balder
EUR 2,000,000	1.125%, 3/14/22	2,266,872
	Globalworth Real Estate Investments Ltd
EUR 2,000,000	2.875%, 6/20/22	2,361,623
	Heimstaden Bostad AB
EUR 890,000	2.125%, 9/5/23	1,016,353
	Immobiliare Grande Distribuzione SIIQ SpA
EUR 1,100,000	2.500%, 5/31/21	1,252,611
	Kennedy Wilson Europe Real Estate Ltd
GBP 4,875,000	3.950%, 6/30/22	6,462,572
	Logicor Financing SARL
EUR 1,320,000	1.500%, 11/14/22	1,496,488
	NE Property BV
EUR 5,648,000	3.750%, 2/26/21	6,398,866
		32,104,301
Insurance: 0.4%
	Ardonagh Midco 3 PLC
GBP 1,806,000	8.375%, 7/15/23	2,051,150

Leisure: 0.4%
	CPUK Finance Ltd
GBP 1,564,000	4.250%, 8/28/22	2,035,834

Metals/Mining: 0.5%
	Arconic Inc
300,000	5.400%, 4/15/21	309,507
	First Quantum Minerals Ltd
270,000	7.000%, 2/15/21 [2]	275,063
950,000	7.250%, 5/15/22 [2]	959,500
	Glencore Funding LLC
1,041,000	4.125%, 5/30/23 [2]	1,060,915
		2,604,985
Quasi & Foreign Government: 1.8%
	Chengdu Xingcheng Investment Group Co Ltd
EUR 5,300,000	2.500%, 3/20/21	5,668,752
	Gansu Provincial Highway Aviation Tourism Investment Group Co Ltd
EUR 4,000,000	1.875%, 12/7/20	4,499,809
		10,168,561
Railroads: 0.4%
	Eastern Creation II Investment Holdings Ltd
1,500,000	2.750%, 9/26/20	1,488,045
	Russian Railways Via RZD Capital PLC
EUR 600,000	3.374%, 5/20/21	713,271
		2,201,316
Services: 1.4%
	ALD SA
EUR 700,000	0.312% (3 Month EURIBOR + 0.620%), 7/16/21 [1]	784,428
EUR 700,000	0.875%, 7/18/22	791,377
EUR 100,000	1.250%, 10/11/22	114,454
	Algeco Global Finance Plc
EUR 2,675,000	6.500%, 2/15/23	3,133,560
	Ashtead Capital Inc
2,075,000	5.625%, 10/1/24 [2]	2,152,813
	Thomas Cook Group PLC
EUR 1,000,000	6.250%, 6/15/22	879,624
		7,856,256
Steel: 2.3%
	ArcelorMittal
3,000,000	5.500%, 3/1/21	3,135,213
	Evraz PLC
700,000	8.250%, 1/28/21	749,910
	Shougang Group Co Ltd
2,000,000	3.375%, 12/9/19	1,998,176
EUR 5,000,000	1.350%, 8/7/20	5,605,524
	Vallourec SA
EUR 1,075,000	6.375%, 10/15/23	967,695
EUR 400,000	6.625%, 10/15/22	379,221
		12,835,739
Super Retail: 1.4%
	AA Bond Co Ltd
GBP 927,000	4.249%, 7/31/20	1,232,889
GBP 2,807,000	2.875%, 1/31/22	3,507,737
	Maxeda DIY Holding BV
EUR 675,000	6.125%, 7/15/22	743,041
	Tendam Brands SAU
EUR 2,100,000	5.250% (3 Month EURIBOR + 5.250%), 9/15/24 [1]	2,347,721
		7,831,388
Technology: 2.9%
	Broadcom Corp / Broadcom Cayman Finance Ltd
3,797,000	3.000%, 1/15/22	3,780,385
	Dell International LLC / EMC Corp
5,800,000	4.420%, 6/15/21 [2]	5,952,669
	Microchip Technology Inc
4,025,000	3.922%, 6/1/21 [2]	4,061,872
	NXP BV / NXP Funding LLC
2,550,000	4.125%, 6/1/21 [2]	2,605,335
		16,400,261
Telecommunications: 3.5%
	Arqiva Broadcast Finance PLC
GBP 1,900,000	6.750%, 9/30/23	2,638,305
	Crown Castle International Corp
365,000	5.250%, 1/15/23	391,919
	Crystal Almond SARL
EUR 1,829,000	10.000%, 11/1/21	2,204,457
	Iliad SA
EUR 2,600,000	0.625%, 11/25/21	2,857,092
	SoftBank Group Corp
EUR 1,225,000	4.000%, 4/20/23	1,481,234
	Sprint Corp
1,625,000	7.875%, 9/15/23	1,706,250
	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
6,250,000	3.360%, 9/20/21 [2]	6,263,750
	TalkTalk Telecom Group PLC
GBP 1,500,000	5.375%, 1/15/22	1,970,584
		19,513,591
Transportation Excluding Air/Rail: 0.8%
	Getlink SE
EUR 1,550,000	3.625%, 10/1/23	1,813,811
	Naviera Armas SA
EUR 1,075,000	4.250% (3 Month EURIBOR + 4.250%), 11/15/24 [1]	1,112,431
EUR 200,000	6.500% (3 Month EURIBOR + 6.500%), 7/31/23 [1]	224,744
	Rail Transit International Development Co Ltd
EUR 600,000	1.625%, 6/22/22	662,572
	Swissport Financing Sarl
EUR 698,000	6.750%, 12/15/21	812,711
		4,626,269
Utilities: 2.9%
	ACEA SpA
EUR 3,500,000	0.062% (3 Month EURIBOR + 0.370%), 2/8/23 [1]	3,774,991
	Beijing Gas Singapore Capital Corp
3,200,000	2.750%, 5/31/22	3,120,627
	Calpine Corp
3,000,000	6.000%, 1/15/22 [2]	3,045,000
	Enel Finance International NV
3,640,000	2.875%, 5/25/22 [2]	3,579,662
	FCC Aqualia SA
EUR 2,400,000	1.413%, 6/8/22	2,745,761
		16,266,041
TOTAL CORPORATE BONDS
(Cost $529,314,298)		515,315,870

CONVERTIBLE BONDS: 0.2%
Banking: 0.2%
	Nykredit Realkredit A/S
EUR 700,000	4.000% (5 Year Swap Rate EUR + 2.850%), 6/3/36 [4]	824,912

TOTAL CONVERTIBLE BONDS
(Cost $831,563)		824,912

Shares
AFFILIATED MUTUAL FUNDS: 1.2%
700,000	Muzinich High Income Floating Rate Fund	6,895,000

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $7,000,000)		6,895,000

Principal Amount †
BANK LOANS: 3.1%
Cable/Satellite TV: 0.4%
	Telenet International Finance SARL
EUR 1,888,889	2.500% (6 Month EurIBOR + 2.500%), 12/15/27 [1,3]	2,092,396

Chemicals: 0.3%
	Colouroz Midco
EUR 1,457,634	3.750% (3 Month EurIBOR + 3.000%), 3/17/20 [1,3]	1,580,439

Food/Beverage/Tobacco: 0.8%
	L1R HB Finance Limited
GBP 4,016,603	6.089% (3 Month EurIBOR + 5.250%), 8/30/24 [1,3]	4,459,811

Gaming: 0.3%
	Jackpotjoy
GBP 1,250,000	5.729% (1 Month EurIBOR + 5.000%), 12/5/24 [1,3]	1,630,789

Healthcare: 0.5%
	HRA
EUR 1,500,000	3.500% (3 Month EurIBOR + 3.500%), 9/19/24 [1,3]	1,645,480
	Rodenstock GmbH
EUR 1,117,760	5.250% (1 Month EurIBOR + 5.250%), 6/30/21 [1,3]	1,247,584
		2,893,064
Leisure: 0.2%
	Park Resorts
GBP 971,265	4.981% (1 Month PIBOR + 4.250%), 3/3/24 [1,3]	1,205,732

Services: 0.4%
	Assystem Technologies Services
EUR 1,000,000	4.250% (3 Month EurIBOR + 4.250%), 9/27/24 [1,3]	1,123,163
	Global University Systems BV
EUR 1,000,000	4.250% (6 Month EurIBOR + 4.250%), 12/23/24 [1,3]	1,128,071
		2,251,234
Technology: 0.2%
	Itiviti Group AB
EUR 1,000,000	4.500% (3 Month EurIBOR + 4.500%), 3/13/25 [1,3]	1,113,808

TOTAL BANK LOANS
(Cost $18,521,511)		17,227,273

TOTAL INVESTMENTS IN SECURITIES: 96.9%
(Cost $555,667,372)		540,263,055
Other Assets in Excess of Liabilities: 3.1%		17,304,420
TOTAL NET ASSETS: 100.0%		$557,567,475

†	In USD unless otherwise indicated.
EUR -	Euro
EurlBOR -	Euro Interbank Offered Rate
GBP -	Great Britain Pound
LIBOR -	London Interbank Offered Rate
PIBOR -	Paris Interbank Offered Rate
PIK -	Payment-in-Kind - represents the security may pay interest in additional par.
USD -	United States Dollar

[1]	Variable rate security; rate shown is the rate in effect on March 31, 2019. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At March 31, 2019 the value of these securities amounted to $50,094,536 or 9.0% of net assets.

[3]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[4]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on March 31, 2019. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2019 (Unaudited)

The Low Duration Fund had the following forward foreign currency exchange contracts outstanding with the Bank of New York.

					Unrealized
Settlement	Currency	U.S. Dollar Value at	Currency	U.S. Dollar Value at	Appreciation
Date	to be Delivered	March 31, 2019	to be Received	March 31, 2019	(Depreciation)
4/16/19	EUR 153,000,000	$171,888,867	$175,300,220	$175,300,220	$3,411,353

4/16/19	EUR 119,000,000	134,427,733	$135,527,506	135,527,506	1,099,773

4/16/19	GBP 33,300,000	43,411,144	$43,153,803	43,153,803	(257,341)

4/16/19	$12,609,960	12,609,960	EUR 11,000,000	12,358,023	(251,937)

		$362,337,704		$366,339,552	$4,001,848

Summary of Fair Value Exposure at March 31, 2019 (Unaudited)

The Muzinich Low Duration Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$515,315,870	$–	$515,315,870
Convertible Bonds	–	824,912	–	824,912
Affiliated Mutual Funds	6,895,000	–	–	6,895,000
Bank Loans	–	17,227,273	–	17,227,273
Total Assets	$6,895,000	$533,368,055	$–	$540,263,055
Other Financial Instruments[1]:
Forwards	$–	$4,001,848	$–	$4,001,848
Total Other Financial Instruments	$–	$4,001,848	$–	$4,001,848

[1] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the investment.

TRANSACTIONS WITH AFFILIATES (Unaudited)

The Fund's transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor.  The following is a reconciliation of the Fund's transactions with affiliates during the period ended March 31, 2019:

Muzinich Low Duration Fund

Security	Value as of 12/31/2018	Acquisitions	Dispositions	Value as of 3/31/2019	Dividend and Interest Income	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation
Muzinich High Income Floating Rate Fund	$ 6,748,000	$ -	$ -	$ 6,895,000	$ 72,514	$ -	$ 147,000

MUZINICH HIGH INCOME FLOATING RATE FUND

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited)

Principal Amount †		Value
BANK LOANS: 96.1%
Aerospace/Defense: 2.1%
	Transdigm, Inc
250,000	4.999% (1 Month LIBOR + 2.500%), 8/22/24 [1,2]	$244,125

Automotive & Auto Parts: 2.7%
	Garrett LX III SARL
74,625	5.110% (3 Month LIBOR + 2.500%), 9/26/25 [1,2]	73,443
	Trico Group LLC
248,438	9.601% (3 Month LIBOR + 7.000%, 2/2/24 [1,2]	235,084
		308,527
Broadcasting: 5.1%
	Gray Television Inc
74,813	4.982% (1 Month LIBOR + 2.500%), 1/2/26 [1,2]	74,100
	Tribune Media Company
500,000	5.499% (1 Month LIBOR + 3.000%), 1/29/24 [1,2]	500,312
		574,412
Cable/Satellite TV: 6.5%
	Cogeco Communications (USA) II LP
496,250	4.874% (1 Month LIBOR + 2.375%), 1/3/25 [1,2]	489,958
	Unitymedia Finance LLC
250,000	4.734% (1 Month LIBOR + 2.250%), 9/30/25 [1,2]	247,861
		737,819
Chemicals: 4.0%
	PQ Corporation
459,082	5.244% (3 Month LIBOR + 2.500%), 2/8/25 [1,2]	454,707

Diversified Financial Services: 2.2%
	Trans Union LLC
249,372	4.499% (1 Month LIBOR + 2.000%), 6/19/25 [1,2]	246,386

Environmental: 4.2%
	GFL Environmental Inc
496,388	5.499% (1 Month LIBOR + 3.000%), 5/30/25 [1,2]	481,029

Food/Beverage/Tobacco: 2.1%
	Chobani, LLC
248,098	5.999% (1 Month LIBOR + 3.500%), 10/9/23 [1,2]	238,484

Gaming: 11.4%
	Boyd Gaming Corporation
498,629	4.658% (1 Week LIBOR + 2.250%), 9/15/23 [1,2]	495,166
	Penn National Gaming Inc
324,188	4.749% (1 Month LIBOR + 2.250%), 10/15/25 [1,2]	321,351
	Stars Group Holdings BV
482,264	6.101% (3 Month LIBOR + 3.500%), 7/10/25 [1,2]	482,208
		1,298,725
Healthcare: 10.6%
	Amneal Pharmaceuticals LLC
496,249	6.000% (1 Month LIBOR + 3.500%), 5/5/25 [1,2]	495,835
	Mallinckrodt International Finance SA
472,417	5.351%, 9/24/24 [1,2]	440,678
	National Mentor Holdings Inc
70,614	6.750% (1 Month LIBOR + 4.250%), 3/9/26 [1,2]	70,945
4,386	6.750% (1 Month LIBOR + 4.250%), 3/9/26 [1,2]	4,407
	RegionalCare Hospital Partners Holdings Inc
199,500	6.982% (1 Month LIBOR + 4.500%), 11/14/25 [1,2]	197,723
		1,209,588
Insurance: 2.1%
	U.S.I., Inc.
249,367	5.601% (3 Month LIBOR + 3.000%), 5/16/24 [1,2]	242,510

Leisure: 0.4%
	GBT Group Services BV
49,750	5.188% (3 Month LIBOR + 2.500%), 8/13/25 [1,2]	49,750

Metals/Mining: 4.3%
	AMG Advanced Metallurgical Group NV
496,231	5.579% (2 Month LIBOR + 3.000%), 2/3/25 [1,2]	491,269

Services: 14.4%
	Evergood 4 ApS
EUR 1,034,511	3.000% (3 Month EurIBOR + 3.000%), 2/6/25 [1,2]	1,145,393
	Frontdoor Inc
497,500	5.000% (1 Month LIBOR + 2.500%), 8/18/25 [1,2]	496,259
		1,641,652
Technology: 13.4%
	Brooks Automation Inc
99,749	5.690% (3 Month LIBOR + 3.000%), 10/4/24 [1,2]	99,687
	Dawn Acquisition LLC
250,000	6.351% (3 Month LIBOR + 3.750%), 12/31/25 [1,2]	237,500
	Maxar Technologies Ltd
184,533	5.250% (1 Month LIBOR + 2.750%), 10/4/24 [1,2]	144,233
	Revspring Inc
299,250	6.749% (1 Month LIBOR + 4.250%), 10/10/25 [1,2]	296,257
	SuperMoose Borrower LLC
299,250	6.249% (1 Month LIBOR + 3.750%), 8/29/25 [1,2]	295,509
	Triton Solar US Acquisition Co
172,813	8.499% (1 Month LIBOR + 6.000%), 10/31/24 [1,2]	160,932
	Web.Com Group Inc
295,320	6.243% (1 Month LIBOR + 3.750%), 10/10/25 [1,2]	291,814
		1,525,932
Telecommunications: 4.3%
	Telesat Canada
496,241	5.101% (3 Month LIBOR + 2.500%), 11/17/23 [1,2]	490,782

Utilities: 6.3%
	Calpine Corporation
496,134	5.110% (3 Month LIBOR + 2.500%), 1/15/24 [1,2]	492,051
	Edgewater Generation LLC
224,438	6.249% (1 Month LIBOR + 3.750%), 12/12/25 [1,2]	224,297
		716,348
TOTAL BANK LOANS
(Cost $11,131,991)		10,952,045

TOTAL INVESTMENTS IN SECURITIES: 96.1%
(Cost $11,131,991)		10,952,045
Other Assets in Excess of Liabilities: 3.9%		439,470
TOTAL NET ASSETS: 100.0%		$11,391,515

†	In USD unless otherwise indicated.
EUR -	Euro
EurlBOR -	Euro Interbank Offered Rate
LIBOR -	London Interbank Offered Rate
USD -	United States Dollar

[1]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[2]	Variable rate security; rate shown is the rate in effect on March 31, 2019. An index may have a negative rate. Interest rate may also be subject to a cap or floor.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2019 (Unaudited)

The Muzinich High Income Floating Rate Fund had the following forward foreign currency exchange contracts outstanding with the Bank of New York.

Settlement	Currency	U.S. Dollar Value at	Currency	U.S. Dollar Value at	Unrealized Appreciation
Date	to be Delivered	March 31, 2019	to be Received	March 31, 2019	(Depreciation)
3/31/19	EUR 1,100,000	$1,242,507	$1,252,944	$1,252,944	$10,437

		$1,242,507		$1,252,944	$10,437

Summary of Fair Value Exposure at March 31, 2019 (Unaudited)

The Muzinich High Income Floating Rate Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019. See the Schedule of Investments for the
industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Bank Loans	$–	$10,952,045	$–	$10,952,045
Total Assets	$–	$10,952,045	$–	$10,952,045
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$–	$10,437	$–	$10,437
Total Other Financial Instruments	$–	$10,437	$–	$10,437

[1] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as forward foreign currency exchange contracts are presented at the net unrealized appreciation/(depreciation) on the investment.